Income Tax (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Assets And Liabilities [Abstract]
Allowance for doubtful accounts	¥ 408	¥ 408
Deductible donation expenses carried forwards	2,901	2,646
Accrued expenses	2,692	4,126
Registration fees	3,537	3,537
Property and equipment	137	137
Net operating loss carry forwards	4,818	4,692
Total gross deferred tax assets	14,493	15,546
Valuation allowance on deferred tax assets	(1,184)	(802)
Deferred tax assets, net of valuation allowance	13,309	14,744
Property and equipment	(969)	(969)
Government grants	(4,186)	(1,216)
Total deferred tax liabilities	(5,155)	(2,185)
Net deferred tax	8,154	12,559
Analysis as:
Deferred tax assets	13,309	14,744
Deferred tax liabilities	(5,155)	(2,185)
Net deferred tax assets	¥ 8,154	¥ 12,559